Share-based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Compensation
Share-based Compensation

18.Share-based Compensation

(a)Restricted share units plan

In November 2009, the Company adopted a restricted share units plan for the Company’s employees, directors and consultants (the “2009 RSU Plan”). The Company has reserved 323,694,050 ordinary shares for issuance under the plan. The 2009 RSU Plan was adopted by a resolution of the board of directors on November 17, 2009 and became effective for a term of ten years unless sooner terminated.

(b)Share-based compensation expense

The Group recognizes share-based compensation cost in the consolidated statements of operations and comprehensive income based on awards ultimately expected to vest, after considering estimated forfeitures. Forfeitures are estimated based on the Group’s historical experience over the last five years and revised in subsequent periods if actual forfeitures differ from those estimates.

The table below presents a summary of the Group’s share-based compensation cost for the years ended December 31, 2016, 2017 and 2018 (in thousands):

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cost of revenues	444,187	820,281	764,972
Selling and marketing expenses	52,689	95,382	116,611
General and administrative expenses	238,750	581,337	804,565
Research and development expenses	254,505	507,263	843,502
	990,131	2,004,263	2,529,650

As of December 31, 2018, total unrecognized compensation cost related to unvested awards under the 2009 RSU Plan, adjusted for estimated forfeitures, was US$598.1 million (RMB4,112.5 million) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2018, the weighted average remaining vesting period was 2.44 years.

(c)Restricted share units award activities

The following table presents a summary of the Company’s RSUs award activities for the years ended December 31, 2016, 2017 and 2018:

		Director and
	Employees	Consultants	Total
	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at January 1, 2016	39,623	162	39,785
Granted	30,980	100	31,080
Vested	(27,545)	(119)	(27,664)
Forfeited	(1,633)	—	(1,633)
Outstanding at December 31, 2016	41,425	143	41,568

Outstanding at January 1, 2017	41,425	143	41,568
Granted	31,452	45	31,497
Vested	(29,705)	(100)	(29,805)
Forfeited	(1,465)	—	(1,465)
Outstanding at December 31, 2017	41,707	88	41,795

Outstanding at January 1, 2018	41,707	88	41,795
Granted	33,807	46	33,853
Vested	(30,671)	(38)	(30,709)
Forfeited	(2,305)	—	(2,305)
Outstanding at December 31, 2018	42,538	96	42,634

The following table presents the total fair value of RSUs on vesting dates for the years ended December 31, 2016, 2017 and 2018, respectively:

	RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2016	177.2	1,230.4
2017	343.6	2,235.9
2018	324.4	2,230.7

The following table presents the weighted average remaining contractual life for the RSUs outstanding as of December 31, 2018:

		Weighted Average	Weighted
	Number Outstanding	Remaining	Average
Exercise Price	/ Exercisable	Contractual Life	Exercise Price
	(in thousands)	Years	US$
Restricted Share Units
Performance-based settled in stock	36,687	3.66	n/a
Time-based-settled in stock/cash	44,564	2.20	n/a
Time-based-settled in stock	6,133	2.03	n/a
	87,384	2.80	n/a

The aggregate intrinsic value of RSUs outstanding as of December 31, 2018 was US$822.7 million. The intrinsic value was calculated based on the Company’s closing stock price of US$235.37 per ADS, or US$9.4148 per ordinary share as of December 31, 2018.

It is the Company’s policy to issue new shares upon vesting of RSUs. The number of shares available for future grant under the Company’s 2009 RSU Plan was 79,343,175 as of December 31, 2018.

(d)Other Share Incentive Plan

Certain of the Company’s subsidiaries have adopted stock option plans, which allow the related subsidiaries to grant options to certain employees of the Group. The options expire in five to seven years from the date of grant and either vest or have a vesting commencement date upon certain conditions being met (“Vesting Commencement Date”). The award can become 100% vested on the Vesting Commencement Date, or vests in two,  four or five substantially equal annual installments with the first installment vesting on the Vesting Commencement Date.

The Group has used the binomial model to estimate the fair value of the options granted. For the years ended December 31, 2016, 2017 and 2018,  nil,  RMB93.1 and RMB38.7 million compensation expenses were recorded for the share options granted.

While certain share options granted will become vested or commence vesting beginning on the Vesting Commencement Date, the effectiveness of the conditions is not within the control of the Group and is not deemed probable to occur for accounting purposes until the Vesting Commencement Date. For such share options, no compensation expenses were recorded. As of December 31, 2018, there were RMB352.6 million unrecognized share based compensation expenses are related to such share options for which the service condition had been met and are expected to be recognized when the conditions are achieved.